Accounting Policies, by Policy (Policies) - EBP014 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan were prepared using the accrual basis of accounting.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities therein, and disclosures of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.

Administrative Expenses

Administrative Expenses

The Plan’s administrative expenses are primarily paid by participants. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment management or related fees associated with certain investment fund options are paid by participants.

Investments

Investments

Investments are recorded in the accompanying financial statements at fair value, as disclosed in Note 4. All assets of the Plan are held by the Plan custodian and are segregated from the assets of the Company. Purchases and sales of securities are reflected on a trade-date basis.

Dividend income is recognized on the ex-dividend date. Interest earned on investments is recognized on an accrual basis. Net appreciation (depreciation) in the fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Concentrations

Concentrations

The following investments represent more than 10% of the Plan’s net assets available for benefits at December 31, 2025 and 2024:

	2025	2024
Galliard Stable Return Fund E	$-	$135,270
Vanguard Target Retirement 2040	209,572	159,261
Vanguard Target Retirement 2045	344,432	256,278
Vanguard Target Retirement 2050	285,443	208,101